Nature of Operations (Details) (USD $)	Dec. 04, 2006
Nature of Operations
Company acquired percentage of the mineral claims	100.00%
Company paid the acquisition price in cash	$ 100,000
Company paid the acquisition price in shares	8,000,000
Company had a working capital deficit	337,027
Company recorded an accumulated deficit	$ 23,292,174